Consolidated Statements of Financial Position - ARS ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
ASSETS
Cash and due from banks	$ 26,403,099	$ 51,822,372
Cash	8,751,111	7,368,112
Argentine Central Bank	15,927,336	42,132,824
Other local financial institutions	1,694,742	2,305,439
Others	29,910	15,997
Debt securities at fair value through profit or loss	568,501	23,247,329
Derivatives	257,587	24,496
Other financial assets	2,096,866	2,612,157
Loans and other financing	88,010,011	118,771,635
To the non-financial public sector	28,872	50,460
To the financial sector	64,522	613,101
To the Non-Financial Private Sector and Foreign residents	87,916,617	118,108,074
Other debt securities	10,458,556	6,631,861
Financial assets in guarantee	5,333,704	3,087,750
Current income tax assets	102,458	910,777
Inventories	44,455	107,557
Investments in equity instruments	14,579	16,005
Property, plant and equipment	4,002,078	3,359,290
Investment Property	4,054,737	635,877
Intangible assets	4,372,514	4,170,146
Deferred income tax assets	1,671,195	1,264,222
Non-current assets held for sale		4,307
Other non-financial assets	1,294,351	1,367,029
TOTAL ASSETS	148,684,691	218,032,810
LIABILITIES
Deposits	89,008,177	145,996,201
Non-financial public sector	5,470,177	17,083,822
Financial sector	28,098	38,821
Non-financial private sector and foreign residents	83,509,902	128,873,558
Liabilities at fair value through profit or loss	189,554	412,403
Derivatives		144,944
Repo transactions	319,817
Other financial liabilities	9,115,565	6,564,396
Financing received from the Argentine Central Bank and other financial institutions	9,017,597	12,357,106
Unsubordinated negotiable Obligations	6,086,475	14,317,445
Current income tax liability		1,217,233
Subordinated negotiable obligations	2,119,888	2,128,759
Provisions	677,018	133,703
Deferred income tax liabilities	506,291	343,586
Other non-financial liabilities	8,208,914	8,314,639
TOTAL LIABILITIES	125,249,296	191,930,415
SHAREHOLDERS' EQUITY
Shareholders' Equity attributable to owners of the parent company	23,415,797	26,080,725
Shareholders' Equity attributable to non-controlling interests	19,598	21,670
TOTAL SHAREHOLDERS' EQUITY	$ 23,435,395	$ 26,102,395